RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Trade and other payables	[1]	$ 36		$ 83
Related parties' expenses amounts charged to research and development expenses	[1]	$ 70	$ 114

[1]	The Company incurred expenses for research and development services provided by related party for cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.